Earnings per Share - Share Effects of Share-based Compensation Awards Excluded from Computations of Diluted EPS (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-Based Compensation Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based compensation awards (in shares)	349	1,217	889